AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 5.9%
Burlington Stores, Inc.*	899	$331,264
Floor & Decor Holdings, Inc., Class A*	5,935	341,678
Genius Sports, Ltd. (United Kingdom)*	219,400	1,520,442
LCI Industries	173	17,708
Life Time Group Holdings, Inc.*	3,040	137,104
Lithia Motors, Inc.	1,534	591,234
M/I Homes, Inc.*,1	1,591	232,493
Planet Fitness, Inc., Class A*	22,092	1,235,164
Rush Street Interactive, Inc.*,1	1,352	36,382
Stride, Inc.*,1	5,865	470,901
Wingstop, Inc.	4,318	559,138

Total Consumer Discretionary		5,473,508
Consumer Staples - 1.3%
BJ's Wholesale Club Holdings, Inc.*	8,166	798,471
Oddity Tech, Ltd., Class A (Israel)*,1	31,259	443,253

Total Consumer Staples		1,241,724
Energy - 4.4%
Antero Resources Corp.*	24,529	886,478
International Seaways, Inc.[1]	7,978	767,324
Liberty Energy, Inc.	81,427	1,523,499
TETRA Technologies, Inc.*	7,562	58,228
Tidewater, Inc.*	11,504	863,490

Total Energy		4,099,019
Financials - 9.3%
The Baldwin Insurance Group, Inc.*	52,156	1,446,808
Better Home & Finance Holding Co.*,1	17,656	414,916
Etoro Group, Ltd., Class A (Virgin Islands, British)*	12,617	450,049
Lemonade, Inc.*,1	12,609	609,141
Neptune Insurance Holdings, Inc., Class A*	22,269	706,150
Perella Weinberg Partners[1]	9,306	164,251
Popular, Inc. (Puerto Rico)	4,748	831,897
Porch Group, Inc.*,1	47,125	680,956
Renasant Corp.	23,639	1,029,951
Seacoast Banking Corp. of Florida	27,372	950,903
Selective Insurance Group, Inc.	4,028	381,814
Simmons First National Corp., Class A	7,844	185,040
Triumph Financial, Inc.*	11,469	870,841

Total Financials		8,722,717
Health Care - 27.8%
Acadia Healthcare Co., Inc.*,1	41,271	1,222,447
Alkermes PLC (Ireland)*	25,105	1,229,894
	Shares	Value

Avantor, Inc.*	109,217	$1,505,010
Axsome Therapeutics, Inc.*	5,371	1,170,824
Bridgebio Pharma, Inc.*	26,398	2,114,216
Climb Bio, Inc.*	56,115	667,769
Dyne Therapeutics, Inc.*	25,957	653,597
Halozyme Therapeutics, Inc.*,1	7,317	603,945
Insmed, Inc.*	9,224	909,486
Insulet Corp.*	11,358	1,878,045
Jazz Pharmaceuticals PLC (Ireland)*	5,888	1,488,840
Kymera Therapeutics, Inc.*,1	20,472	2,116,805
Natera, Inc.*	47	12,585
Palvella Therapeutics, Inc.*	10,402	1,446,294
Praxis Precision Medicines, Inc.*	1,896	583,646
Procept Biorobotics Corp.*,1	32,208	599,713
Spyre Therapeutics, Inc.*	8,588	844,458
TG Therapeutics, Inc.*	16,259	845,956
Trevi Therapeutics, Inc.*	100,146	1,827,665
Ultragenyx Pharmaceutical, Inc.*	52,431	1,306,056
United Therapeutics Corp.*	1,985	1,027,654
Vera Therapeutics, Inc.*	42,832	1,374,907
VeraDermics, Inc.*,1	5,910	620,550

Total Health Care		26,050,362
Industrials - 24.3%
ACV Auctions, Inc., Class A*	85,466	640,140
Alaska Air Group, Inc.*	69,988	3,320,930
Allegiant Travel Co.*	13,408	1,315,057
Amentum Holdings, Inc.*	65,483	1,453,722
API Group Corp.*	6,284	249,349
ATI, Inc.*	206	38,613
Atmus Filtration Technologies, Inc.	21,228	1,096,002
Builders FirstSource, Inc.*	2,257	149,955
Carpenter Technology Corp.	122	63,398
Flowserve Corp.	11,827	898,734
Fluor Corp.*	7,520	377,278
FTAI Aviation, Ltd.	11,083	2,283,098
FTAI Infrastructure, Inc.[1]	138,794	517,702
Granite Construction, Inc.	10,957	1,325,468
Hubbell, Inc.	1,740	822,237
Intuitive Machines, Inc.*,1	70,223	866,552
Kirby Corp.*	10,351	1,357,430
Knight-Swift Transportation Holdings, Inc.	12,466	866,761
Modine Manufacturing Co.*	5,183	1,042,094
Primoris Services Corp.	11,816	997,388

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 24.3% (continued)
Regal Rexnord Corp.	1,979	$406,150
Saia, Inc.*	1,901	660,845
Sensata Technologies Holding PLC (United Kingdom)	8,251	381,939
Standex International Corp.	1,578	467,877
Symbotic, Inc.*	1,597	68,751
Vertical Aerospace, Ltd. (United Kingdom)*	113,386	140,599
Voyager Technologies, Inc., Class A*,1	23,622	579,448
York Space Systems, Inc.*	25,927	381,905

Total Industrials		22,769,422
Information Technology - 17.1%
Akamai Technologies, Inc.*	19,354	2,229,194
Applied Optoelectronics, Inc.*,1	14,944	1,409,518
Astera Labs, Inc.*	33	10,271
Cipher Digital, Inc.*,1	21,415	477,983
Circle Internet Group, Inc.*	14,263	893,006
Coherent Corp.*	33	8,675
Credo Technology Group Holding, Ltd.*	3,067	634,838
DigitalOcean Holdings, Inc.*	73	8,578
Dynatrace, Inc.*	33,609	1,489,551
Entegris, Inc.	410	48,811
Everpure, Inc., Class A*	9,046	698,080
Guidewire Software, Inc.*	1,170	177,770
indie Semiconductor, Inc., Class A*	270,398	873,386
IonQ, Inc.*,1	2,806	102,251
Lattice Semiconductor Corp.*	4,993	620,480
MKS, Inc.	29	8,626
MongoDB, Inc.*	3,355	1,132,245
Monolithic Power Systems, Inc.	6	8,556
Ondas, Inc.*,1	13,084	97,999
Pagaya Technologies, Ltd., Class A*	61,130	1,177,975
Sanmina Corp.*	1,356	251,619
SentinelOne, Inc., Class A*	51,865	988,547
Silicon Motion Technology Corp., ADR (Taiwan)	67	16,991
Teradyne, Inc.	25	9,192
Ultra Clean Holdings, Inc.*,1	2,234	186,115
Unusual Machines, Inc.*,1	45,903	971,307
Weave Communications, Inc.*	79,510	519,995
Zscaler, Inc.*	6,552	990,662

Total Information Technology		16,042,221
Materials - 5.6%
Alamos Gold, Inc., Class A (Canada)	3,410	94,900
	Shares	Value

Ashland, Inc.	31,411	$2,280,753
Eagle Materials, Inc.	1,765	361,719
ERO Copper Corp. (Canada)*	35,713	961,037
MP Materials Corp.*,1	2,254	93,248
Ryerson Holding Corp.	28,835	801,325
United States Antimony Corp.*,1	132,223	670,370

Total Materials		5,263,352
Real Estate - 1.3%
Agree Realty Corp., REIT [1]	12,680	986,504
STAG Industrial, Inc., REIT	5,964	228,183

Total Real Estate		1,214,687

Total Common Stocks (Cost $83,494,371)		90,877,012

	Principal Amount
Short-Term Investments - 6.5%
Joint Repurchase Agreements - 2.6%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $96,030 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $97,950)	$96,000	96,000
Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $145,665 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $148,533)	145,621	145,621
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $1,120,093 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $1,142,146)	1,119,751	1,119,751
State of Wisconsin Investment Board, dated 07/31/26, due 08/03/26, 3.750% total to be received $1,041,574 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 - 02/15/56, totaling $1,059,954)	1,041,249	1,041,249

Total Joint Repurchase Agreements		2,402,621

	Shares
Other Investment Companies - 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%[3]	1,485,324	1,485,324
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%[3]	2,227,987	2,227,987

Total Other Investment Companies		3,713,311

Total Short-Term Investments (Cost $6,115,932)		6,115,932

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 103.5% (Cost $89,610,303)	$96,992,944
Other Assets, less Liabilities - (3.5)%	(3,316,295)
Net Assets - 100.0%	$93,676,649

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,854,418 or 13.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$90,877,012	—	—	$90,877,012
Short-Term Investments
Joint Repurchase Agreements	—	$2,402,621	—	2,402,621
Other Investment Companies	3,713,311	—	—	3,713,311
Total Investments in Securities	$94,590,323	$2,402,621	—	$96,992,944

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,854,418	$2,402,621	$10,633,611	$13,036,232
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	08/13/26-05/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.